CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY DEFICIT (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018			$ 51,479	$ (59,746)	$ (8,267)
Beginning balance shares at Dec. 31, 2018	495	5,375
Sale of preferred stock			5		5
Sale of preferred stock, (in shares)	5,000
Conversion of notes			473		473
Conversion of notes (in shares)		6,785
Net income				(934)	(934)
Ending balance, value at Dec. 31, 2019			51,957	(60,680)	(8,723)
Ending balance shares at Dec. 31, 2019	5,495	12,160
Conversion of notes			730		730
Conversion of notes (in shares)		58,378
Net income				(726)	(726)
Ending balance, value at Mar. 31, 2020			52,687	(61,406)	(8,719)
Ending balance shares at Mar. 31, 2020	5,495	70,538
Beginning balance, value at Dec. 31, 2019			51,957	(60,680)	(8,723)
Beginning balance shares at Dec. 31, 2019	5,495	12,160
Sale of preferred stock			5		5
Sale of preferred stock, (in shares)	5,000
Issuance of preferred stock for license termination
Issuance of preferred stock for license termination, shares	8,000
Issuance of common stock for license termination			267		267
Issuance of common stock for license termination, shares		866,667
Conversion of notes			2,243		2,243
Conversion of notes (in shares)		1,600,021
Net income				(6,295)	(6,295)
Ending balance, value at Dec. 31, 2020			54,472	(66,975)	(12,503)
Ending balance shares at Dec. 31, 2020	18,495	2,478,848
Beginning balance, value at Mar. 31, 2020			52,687	(61,406)	(8,719)
Beginning balance shares at Mar. 31, 2020	5,495	70,538
Sale of preferred stock			5		5
Sale of preferred stock, (in shares)	5,000
Net income				(1,175)	(1,175)
Ending balance, value at Jun. 30, 2020			52,692	(62,581)	(9,889)
Ending balance shares at Jun. 30, 2020	10,495	70,538
Conversion of notes			570		570
Conversion of notes (in shares)		473,186
Net income				2,106	2,106
Ending balance, value at Sep. 30, 2020			53,262	(60,475)	(7,213)
Ending balance shares at Sep. 30, 2020	10,495	543,724
Beginning balance, value at Dec. 31, 2020			54,472	(66,975)	(12,503)
Beginning balance shares at Dec. 31, 2020	18,495	2,478,848
Conversion of notes		$ 1	3,462		3,463
Conversion of notes (in shares)		4,248,864
Director compensation waived			336		336
Net income				(20,635)	(20,635)
Ending balance, value at Mar. 31, 2021		$ 1	58,270	(87,610)	(29,339)
Ending balance shares at Mar. 31, 2021	18,495	6,727,712
Conversion of notes			232		232
Conversion of notes (in shares)		378,167
Net income				17,156	17,156
Ending balance, value at Jun. 30, 2021		$ 1	58,502	(70,454)	(11,951)
Ending balance shares at Jun. 30, 2021	18,495	7,105,879
Conversion of notes			506		506
Conversion of notes (in shares)		2,474,000
Net income				6,125	6,125
Ending balance, value at Sep. 30, 2021		$ 1	$ 59,008	$ (64,329)	$ (5,320)
Ending balance shares at Sep. 30, 2021	18,495	9,579,879